Information by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Net sales	¥ 1,190,870	¥ 1,266,924	¥ 1,073,805
Operating profit	97,675	155,924	63,860
Corporate	13,876	16,882	15,665
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	(36)	(160)	(18,297)
Adjustments and eliminations	(792)	(2,002)	(239)
Income before income taxes	114,893	172,332	60,798
Depreciation and amortization	73,120	71,544	72,829
Write-down of inventories	11,486	5,291	9,207
Capital expenditures	66,408	70,680	37,869
Total assets	1,994,103	1,946,566	1,848,717
Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	80,372	76,269	53,056
Operating profit	12,622	11,969	(788)
Depreciation and amortization	6,767	5,106	5,719
Write-down of inventories	105	146	777
Capital expenditures	11,050	11,319	1,814
Total assets	68,637	57,682	49,430
Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	153,420	174,687	140,507
Operating profit	27,754	37,331	17,235
Depreciation and amortization	11,795	10,786	9,795
Write-down of inventories	703	266	508
Capital expenditures	13,279	12,998	5,998
Total assets	112,121	111,406	100,094
Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	179,784	197,642	157,033
Operating profit	6,459	29,049	19,858
Depreciation and amortization	14,843	13,786	10,889
Write-down of inventories	6,115	1,000	1,916
Capital expenditures	13,001	17,660	14,756
Total assets	265,093	258,618	209,170
Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	228,721	242,641	199,939
Operating profit	16,036	41,646	13,230
Depreciation and amortization	13,762	13,818	16,934
Write-down of inventories	991	265	817
Capital expenditures	14,193	12,118	5,730
Total assets	417,105	351,432	346,844
Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	178,669	225,168	189,118
Operating profit	1,469	2,121	(14,726)
Depreciation and amortization	8,949	10,172	9,452
Write-down of inventories	2,216	2,581	4,340
Capital expenditures	4,142	3,886	2,876
Total assets	109,975	111,634	112,750
Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	243,457	239,916	232,365
Operating profit	29,451	25,845	22,091
Depreciation and amortization	10,131	11,027	12,846
Write-down of inventories	1,169	972	580
Capital expenditures	6,199	7,437	3,471
Total assets	246,834	247,486	250,222
All Other Segments
Segment Reporting Information [Line Items]
Net sales	151,987	139,383	124,577
Operating profit	8,054	9,651	6,769
Depreciation and amortization	4,668	4,767	4,925
Write-down of inventories	187	61	269
Capital expenditures	2,800	2,747	1,923
Total assets	138,304	132,381	128,898
Operating Segments
Segment Reporting Information [Line Items]
Operating profit	101,845	157,612	63,669
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(25,540)	(28,782)	(22,790)
Total assets	(93,612)	(73,676)	(61,660)
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	2,205	2,082	2,269
Capital expenditures	1,744	2,515	1,301
Total assets	727,849	748,184	711,508
Total Reportable Segments
Segment Reporting Information [Line Items]
Total assets	1,358,069	1,270,639	1,197,408
Equity Method Investments
Segment Reporting Information [Line Items]
Total assets	¥ 1,797	¥ 1,419	¥ 1,461